Notes to the consolidated statements of income - Disaggregation of revenue by categories (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Revenue
Revenue	€ 4,860,566	€ 4,791,713	€ 9,472,713	€ 9,673,167
Inter-segment eliminations
Revenue
Revenue	(524,945)	(442,507)	(995,729)	(904,304)
Care Delivery
Revenue
Revenue	3,340,048	3,262,807	6,512,737	6,590,551
Care Delivery | Segments
Revenue
Revenue	3,478,314	3,380,682	6,771,882	6,827,510
Care Delivery | Inter-segment eliminations
Revenue
Revenue	(138,266)	(117,875)	(259,145)	(236,959)
Care Delivery | United States | Segments
Revenue
Revenue	2,896,823	2,817,322	5,662,243	5,708,592
Care Delivery | International | Segments
Revenue
Revenue	581,491	563,360	1,109,639	1,118,918
Value-Based Care
Revenue
Revenue	536,137	505,695	1,026,507	1,035,186
Value-Based Care | Segments
Revenue
Revenue	536,137	505,695	1,026,507	1,035,186
Care Enablement
Revenue
Revenue	984,381	1,023,211	1,933,469	2,047,430
Care Enablement | Segments
Revenue
Revenue	1,371,060	1,347,843	2,670,053	2,714,775
Care Enablement | Inter-segment eliminations
Revenue
Revenue	€ (386,679)	€ (324,632)	€ (736,584)	€ (667,345)